Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 714	$ 1,499	$ (752)
Tax recognized directly in equity	(17)	(263)	$ 5
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,758	3,503
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	1,563	2,067
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 1,108	$ 1,336